Derivatives and Hedging (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Derivatives and Hedging [Abstarct]
Foreign currency profit	$ 0	$ 183
Other current assets	138
Derivative instruments other current liabilities	80
Cost of revenue	14	5
Research and development	279	119
Sales and marketing	101	37
General and administrative expenses	$ 87	$ 26